Dana Concentrated Dividend ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 98.9%	Shares	Value
Banking - 8.7%
Truist Financial Corp.	35,036	$1,629,174
Wells Fargo & Co.	24,526	2,105,557
		3,734,731

Consumer Discretionary Products - 1.7%
Fortune Brands Innovations, Inc.	14,145	730,306

Consumer Discretionary Services - 7.1%
Caesars Entertainment, Inc.(a)	45,384	1,056,086
Restaurant Brands International, Inc.	27,624	1,999,701
		3,055,787

Consumer Staple Products - 14.5%
Ingredion, Inc.	7,371	792,677
Keurig Dr Pepper, Inc.	39,140	1,092,006
Philip Morris International, Inc.	27,877	4,390,070
		6,274,753

Financial Services - 14.8%
Annaly Capital Management, Inc. - REIT	71,041	1,619,735
Capital One Financial Corp.	5,506	1,206,199
Fiserv, Inc.(a)	12,363	759,954
Interactive Brokers Group, Inc. - Class A	25,479	1,656,644
PayPal Holdings, Inc.	18,555	1,163,213
		6,405,745

Health Care - 13.8%
Elevance Health, Inc.	4,076	1,378,748
IQVIA Holdings, Inc.(a)	12,922	2,972,189
Merck & Co., Inc.	6,749	707,498
Regeneron Pharmaceuticals, Inc.	1,173	915,163
		5,973,598

Industrial Services - 1.9%
CSX Corp.	22,747	804,334

Materials - 1.8%
PPG Industries, Inc.	7,893	789,616

Media - 7.2%
Alphabet, Inc. - Class A	6,743	2,158,974

Meta Platforms, Inc. - Class A	1,435	$929,808
		3,088,782

Oil & Gas - 4.2%
Diamondback Energy, Inc.	5,742	876,172
SLB NV	25,256	915,277
		1,791,449

Real Estate - 4.3%
Douglas Emmett, Inc. - REIT	72,098	878,875
Gaming and Leisure Properties, Inc. - REIT	22,796	992,310
		1,871,185

Retail & Wholesale - Discretionary - 7.2%
Amazon.com, Inc.(a)	3,441	802,510
Ferguson Enterprises, Inc.	3,480	875,811
Genuine Parts Co.	10,842	1,413,797
		3,092,118

Retail & Wholesale - Staples - 5.6%
Dollar General Corp.	17,985	1,969,178
Kroger Co.	6,953	467,798
		2,436,976

Software & Tech Services - 4.1%
Accenture PLC - Class A	3,154	788,500
Adobe, Inc. (a)	3,058	978,958
		1,767,458

Utilities - 2.0%
NextEra Energy, Inc.	9,898	854,098

TOTAL COMMON STOCKS (Cost $38,811,147)		42,670,936

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(b)	427,184	427,184

TOTAL SHORT-TERM INVESTMENTS (Cost $427,184)		427,184

TOTAL INVESTMENTS - 99.9% (Cost $39,238,331)		$43,098,120
Other Assets in Excess of Liabilities - 0.1%		41,382
TOTAL NET ASSETS - 100.0%		$43,139,502

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.